Cover	Jan. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2023
Entity File Number	333-120120-01
Entity Registrant Name	KIDOZ INC.
Entity Central Index Key	0001318482
Entity Tax Identification Number	98-0206369
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 220
Entity Address, Address Line Two	1685 West 4th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6J 1L8
City Area Code	(888)
Local Phone Number	374-2163
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock without par value
Trading Symbol	KIDZ
Entity Emerging Growth Company	false